Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
As a partnership, we are not subject to U.S. federal income tax and most state income taxes. However, the Partnership conducts certain activities through corporate subsidiaries which are subject to federal and state income taxes. The components of the federal and state income tax expense (benefit) are summarized as follows:

	Years Ended December 31,
	2016	2015	2014
Current expense (benefit):
Federal	$18	$(274)	$321
State	(35)	(51)	86
Total	(17)	(325)	407
Deferred expense (benefit):
Federal	(173)	231	(50)
State	4	(29)	1
Total	(169)	202	(49)
Total income tax expense (benefit) from continuing operations	$(186)	$(123)	$358

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective rate differed from the statutory rate primarily due to Partnership earnings that are not subject to U.S. federal and most state income taxes at the partnership level. The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and Susser Merger (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
Income tax expense at U.S. statutory rate of 35 percent	$154	$490	$558
Increase (reduction) in income taxes resulting from:
Partnership earnings not subject to tax	(519)	(515)	(341)
Nondeductible goodwill included in the Lake Charles LNG Transaction	—	—	105
Goodwill impairments	223	—	—
State income taxes (net of federal income tax effects)	(17)	(37)	54
Dividend Received Deduction	(15)	(24)	—
Audit Settlement	—	(7)	—
Premium on debt retirement	—	—	(10)
Foreign	—	—	(8)
Other	(12)	(30)	—
Income tax expense (benefit) from continuing operations	$(186)	$(123)	$358

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31,
	2016	2015
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$380	$155
Pension and other postretirement benefits	30	36
Long term debt	32	61
Other	84	142
Total deferred income tax assets	526	394
Valuation allowance	(118)	(121)
Net deferred income tax assets	$408	$273

Deferred income tax liabilities:
Properties, plants and equipment	$(1,054)	$(1,305)
Investment in unconsolidated affiliates	(3,728)	(2,889)
Trademarks	—	(112)
Other	(20)	(49)
Total deferred income tax liabilities	(4,802)	(4,355)
Accumulated deferred income taxes	$(4,394)	$(4,082)

Balance Sheet Classification of Deferred Taxes [Table Text Block]
The table below provides a rollforward of the net deferred income tax liability as follows:

	December 31,
	2016	2015
Net deferred income tax liability, beginning of year	$(4,082)	$(4,331)
ETE Acquisition of general partner of Sunoco LP	—	490
Goodwill associated with Sunoco Retail to Sunoco LP transaction (see Note 3)	(460)	—
Tax provision	169	(202)
Other	(21)	(39)
Net deferred income tax liability, end of year	$(4,394)	$(4,082)

Schedule of Unrecognized Tax Benefits Rollforward [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2016	2015	2014
Balance at beginning of year	$610	$440	$429
Additions attributable to tax positions taken in the current year	8	—	20
Additions attributable to tax positions taken in prior years	18	178	—
Reduction attributable to tax positions taken in prior years	(20)	—	(1)
Settlements	—	—	(5)
Lapse of statute	(1)	(8)	(3)
Balance at end of year	$615	$610	$440